Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) - Deferred Financing Costs $ in Thousands	Dec. 31, 2014 USD ($)
Deferred Financing Costs [Abstract]
2015	$ 1,160
2016	368
$ 1,528